Trade Receivables (Huale Group Co.Limited)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Trade Receivables
3.	Trade Receivables
The Company does not provide any credit terms to its customers.
3.	Trade Receivables
The Company does not provide any credit terms to its customers.
Huale Group Co. Limited [Member]
Trade Receivables
3.	Trade Receivables
The Company does not provide any credit terms to its customers.